Wells Fargo Classic Value Fund	Portfolio of investments — October 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 99.60%

Communication Services : 11.01%

Diversified Telecommunication Services : 2.89%
Verizon Communications Incorporated	362,400	$20,653,176

Entertainment : 2.47%
The Walt Disney Company	145,800	17,678,250

Interactive Media & Services : 3.12%
Alphabet Incorporated Class C †	13,800	22,369,938

Media : 2.53%
Comcast Corporation Class A	429,300	18,133,632

Consumer Discretionary : 3.36%

Multiline Retail : 2.37%
Dollar Tree Incorporated †	188,300	17,007,256

Specialty Retail : 0.99%
Advance Auto Parts Incorporated	48,000	7,069,440

Consumer Staples : 13.67%

Beverages : 1.04%
Anheuser-Busch InBev NV ADR «	143,400	7,443,894

Food & Staples Retailing : 2.56%
The Kroger Company	570,000	18,359,700

Food Products : 7.45%
Kellogg Company	398,600	25,067,954
Mondelez International Incorporated Class A	532,700	28,297,024

		53,364,978

Household Products : 2.62%
The Procter & Gamble Company	137,000	18,782,700

Energy : 3.71%

Oil, Gas & Consumable Fuels : 3.71%
Chevron Corporation	170,800	11,870,600
ConocoPhillips	289,703	8,291,300
EOG Resources Incorporated	186,200	6,375,488

		26,537,388

Financials : 19.12%

Banks : 9.73%
Bank of America Corporation	905,600	21,462,720
JPMorgan Chase & Company	223,900	21,951,156
Truist Financial Corporation	435,800	18,355,896
US Bancorp	204,553	7,967,339

		69,737,111

Capital Markets : 5.27%
Intercontinental Exchange Incorporated	204,800	19,333,120

1

Portfolio of investments — October 31, 2020 (unaudited)	Wells Fargo Classic Value Fund

	Shares	Value
Capital Markets (continued)
The Goldman Sachs Group Incorporated	97,500	$18,431,400

		37,764,520

Insurance : 4.12%
American International Group Incorporated	383,300	12,070,117
The Allstate Corporation	196,300	17,421,625

		29,491,742

Health Care : 13.42%

Biotechnology : 1.18%
Gilead Sciences Incorporated	145,000	8,431,750

Health Care Equipment & Supplies : 4.66%
Medtronic plc	152,000	15,286,640
Stryker Corporation	89,581	18,096,258

		33,382,898

Health Care Providers & Services : 2.15%
Cigna Corporation	92,500	15,444,725

Pharmaceuticals : 5.43%
Eli Lilly & Company	114,900	14,989,854
Merck & Company Incorporated	318,000	23,916,780

		38,906,634

Industrials : 10.52%

Aerospace & Defense : 4.67%
General Dynamics Corporation	120,300	15,798,999
Northrop Grumman Corporation	61,025	17,686,266

		33,485,265

Commercial Services & Supplies : 2.55%
Waste Management Incorporated	169,000	18,236,790

Industrial Conglomerates : 3.30%
Honeywell International Incorporated	143,200	23,620,840

Information Technology : 18.59%

Communications Equipment : 5.29%
Cisco Systems Incorporated	486,100	17,450,990
Motorola Solutions Incorporated	129,500	20,468,770

		37,919,760

IT Services : 3.57%
Fiserv Incorporated †	190,800	18,215,676
Visa Incorporated Class A	40,300	7,322,913

		25,538,589

Semiconductors & Semiconductor Equipment : 5.21%
NXP Semiconductors NV	178,300	24,091,896

2

Wells Fargo Classic Value Fund	Portfolio of investments — October 31, 2020 (unaudited)

			Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corporation †			527,900	$13,245,011

				37,336,907

Software : 2.44%
Microsoft Corporation			86,100	17,432,667

Technology Hardware, Storage & Peripherals : 2.08%
Apple Incorporated			137,064	14,920,787

Utilities : 6.20%

Electric Utilities : 3.89%
NextEra Energy Incorporated			380,800	27,878,368

Multi-Utilities : 2.31%
WEC Energy Group Incorporated			164,500	16,540,475

Total Common Stocks (Cost $582,045,568)				713,470,180

		Yield

Short-Term Investments : 1.45%

Investment Companies : 1.45%
Securities Lending Cash Investments LLC (l)(r)(u)		0.12%	7,422,900	7,422,900
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.03	2,967,463	2,967,463

Total Short-Term Investments (Cost $10,390,363)				10,390,363

Total investments in securities (Cost $592,435,931)	101.05%			723,860,543
Other assets and liabilities, net	(1.05)			(7,494,763)

Total net assets	100.00%			$716,365,780

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR        American depositary receipt

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$25,057,580	$(17,634,680)	$0	$0	$7,422,900		7,422,900	$4,867	#
Wells Fargo Government Money Market Fund Select Class	19,155,681	29,329,897	(45,518,115)	0	0	2,967,463		2,967,463	2,420

				$0	$0	$10,390,363	1.45%		$7,287

#Amount shown represents income before fees and rebates

Wells Fargo Classic Value Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund . The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$78,834,996	$0	$0	$78,834,996
Consumer discretionary	24,076,696	0	0	24,076,696
Consumer staples	97,951,272	0	0	97,951,272
Energy	26,537,388	0	0	26,537,388
Financials	136,993,373	0	0	136,993,373
Health care	96,166,007	0	0	96,166,007
Industrials	75,342,895	0	0	75,342,895
Information technology	133,148,710	0	0	133,148,710
Utilities	44,418,843	0	0	44,418,843
Short-term investments
Investment companies	10,390,363	0	0	10,390,363

Total assets	$723,860,543	$0	$0	$723,860,543

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended October 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 98.79%
Communication Services : 10.47%

Diversified Telecommunication Services : 2.03%
AT&T Incorporated	250,037	$6,756,000
Verizon Communications Incorporated	187,546	10,688,247
		17,444,247

Entertainment : 1.64%
Activision Blizzard Incorporated	45,893	3,475,477
Netflix Incorporated †	13,369	6,360,168
The Walt Disney Company	35,298	4,279,883
		14,115,528

Interactive Media & Services : 6.22%
Alphabet Incorporated Class A †	10,315	16,670,175
Alphabet Incorporated Class C †	11,343	18,387,116
Facebook Incorporated Class A †	70,083	18,439,538
		53,496,829

Media : 0.58%
Comcast Corporation Class A	86,797	3,666,305
Discovery Incorporated Class A †	62,697	1,268,987
		4,935,292

Consumer Discretionary : 12.17%

Auto Components : 0.13%
BorgWarner Incorporated	32,495	1,136,675

Automobiles : 0.46%
General Motors Company	115,193	3,977,614

Hotels, Restaurants & Leisure : 1.29%
Chipotle Mexican Grill Incorporated †	1,397	1,678,468
Las Vegas Sands Corporation	28,803	1,384,272
McDonald’s Corporation	21,537	4,587,381
Starbucks Corporation	39,032	3,394,223
		11,044,344

Household Durables : 1.08%
D.R. Horton Incorporated	76,916	5,138,758
PulteGroup Incorporated	100,682	4,103,798
		9,242,556

Internet & Direct Marketing Retail : 4.70%
Amazon.com Incorporated †	13,307	40,402,048

Multiline Retail : 0.90%
Target Corporation	50,800	7,732,776

Specialty Retail : 2.57%
AutoZone Incorporated †	3,534	3,989,815
Best Buy Company Incorporated	44,621	4,977,473

Portfolio of investments — October 31, 2020 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

	Shares	Value
Specialty Retail (continued)
The Home Depot Incorporated	49,307	$13,150,670
		22,117,958

Textiles, Apparel & Luxury Goods : 1.04%
Nike Incorporated Class B	74,574	8,954,846

Consumer Staples : 6.59%

Beverages : 0.66%
PepsiCo Incorporated	12,540	1,671,457
The Coca-Cola Company	84,084	4,041,077
		5,712,534

Food & Staples Retailing : 1.81%
Costco Wholesale Corporation	10,821	3,869,806
Sysco Corporation	23,913	1,322,628
Walgreens Boots Alliance Incorporated	23,179	789,013
Walmart Incorporated	69,089	9,586,099
		15,567,546

Food Products : 0.89%
General Mills Incorporated	36,039	2,130,626
Pilgrim’s Pride Corporation †	73,058	1,222,991
Tyson Foods Incorporated Class A	75,800	4,338,034
		7,691,651

Household Products : 2.10%
Kimberly-Clark Corporation	27,493	3,645,297
The Procter & Gamble Company	104,818	14,370,548
		18,015,845

Personal Products : 0.49%
The Estee Lauder Companies Incorporated Class A	19,029	4,179,910

Tobacco : 0.64%
Altria Group Incorporated	57,521	2,075,358
Philip Morris International Incorporated	48,643	3,454,626
		5,529,984

Energy : 2.00%

Oil, Gas & Consumable Fuels : 2.00%
Chevron Corporation	75,206	5,226,817
ConocoPhillips	64,161	1,836,288
EOG Resources Incorporated	35,597	1,218,841
Exxon Mobil Corporation	197,617	6,446,267
Marathon Petroleum Corporation	52,633	1,552,674
Valero Energy Corporation	24,400	942,084
		17,222,971

Financials : 9.88%

Banks : 2.97%
Bank of America Corporation	286,230	6,783,651
Citigroup Incorporated	64,956	2,690,478
Citizens Financial Group Incorporated	42,952	1,170,442

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2020 (unaudited)

	Shares	Value
Banks (continued)
JPMorgan Chase & Company	98,204	$9,627,920
Signature Bank	16,658	1,344,967
US Bancorp	101,144	3,939,559
		25,557,017

Capital Markets : 2.40%
Ameriprise Financial Incorporated	27,397	4,406,260
Bank of New York Mellon Corporation	105,860	3,637,350
BlackRock Incorporated	4,834	2,896,581
CME Group Incorporated	10,628	1,601,852
Morgan Stanley	73,216	3,525,350
Northern Trust Corporation	58,163	4,552,418
		20,619,811

Consumer Finance : 0.38%
Capital One Financial Corporation	21,928	1,602,498
Synchrony Financial	66,949	1,675,064
		3,277,562

Diversified Financial Services : 2.12%
Berkshire Hathaway Incorporated Class B †	69,986	14,130,173
Equitable Holdings Incorporated	188,861	4,058,623
		18,188,796

Insurance : 2.01%
MetLife Incorporated	136,635	5,171,635
Reinsurance Group of America Incorporated	20,118	2,032,320
The Allstate Corporation	26,517	2,353,384
The Hartford Financial Services Group Incorporated	85,471	3,292,343
The Progressive Corporation	48,622	4,468,362
		17,318,044

Health Care : 14.69%

Biotechnology : 2.56%
AbbVie Incorporated	98,799	8,407,795
Amgen Incorporated	36,161	7,844,767
Biogen Incorporated †	7,565	1,906,910
Gilead Sciences Incorporated	66,100	3,843,715
		22,003,187

Health Care Equipment & Supplies : 3.24%
Abbott Laboratories	50,415	5,299,121
Baxter International Incorporated	29,880	2,317,792
Danaher Corporation	21,758	4,994,331
Edwards Lifesciences Corporation †	49,619	3,557,186
Hologic Incorporated †	20,363	1,401,382
Medtronic plc	75,896	7,632,861
Zimmer Biomet Holdings Incorporated	20,128	2,658,909
		27,861,582

Health Care Providers & Services : 3.33%
AmerisourceBergen Corporation	49,007	4,708,102
Anthem Incorporated	10,832	2,954,970

Portfolio of investments — October 31, 2020 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

	Shares	Value
Health Care Providers & Services (continued)
Cigna Corporation	15,568	$2,599,389
CVS Health Corporation	19,937	1,118,266
Humana Incorporated	10,086	4,027,138
McKesson Corporation	29,195	4,305,971
UnitedHealth Group Incorporated	29,199	8,909,783
		28,623,619

Health Care Technology : 0.56%
Veeva Systems Incorporated Class A †	18,029	4,868,731

Life Sciences Tools & Services : 0.52%
Thermo Fisher Scientific Incorporated	9,449	4,470,511

Pharmaceuticals : 4.48%
Bristol-Myers Squibb Company	125,502	7,335,592
Eli Lilly & Company	18,923	2,468,695
Johnson & Johnson	107,203	14,698,603
Merck & Company Incorporated	104,232	7,839,289
Pfizer Incorporated	173,305	6,148,861
		38,491,040

Industrials : 7.70%
Aerospace & Defense : 1.69%
Lockheed Martin Corporation	17,115	5,992,475
Northrop Grumman Corporation	6,671	1,933,389
Raytheon Technologies Corporation	109,527	5,949,507
The Boeing Company	4,417	637,771
		14,513,142

Air Freight & Logistics : 0.89%
Expeditors International of Washington Incorporated	29,270	2,586,590
United Parcel Service Incorporated Class B	32,220	5,062,084
		7,648,674

Airlines : 0.43%
Delta Air Lines Incorporated	96,094	2,944,320
United Airlines Holdings Incorporated †	22,424	759,277
		3,703,597

Building Products : 0.37%
Masco Corporation	58,745	3,148,732

Commercial Services & Supplies : 0.51%
Waste Management Incorporated	40,704	4,392,369

Construction & Engineering : 0.77%
Quanta Services Incorporated	106,017	6,618,641

Electrical Equipment : 1.05%
AMETEK Incorporated	32,704	3,211,533
Eaton Corporation plc	56,498	5,863,927
		9,075,460

Industrial Conglomerates : 0.57%
Honeywell International Incorporated	29,744	4,906,273

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2020 (unaudited)

	Shares	Value
Machinery : 0.85%
Cummins Incorporated	22,583	$4,965,776
Illinois Tool Works Incorporated	11,994	2,349,385
		7,315,161

Road & Rail : 0.31%
Union Pacific Corporation	14,898	2,639,777

Trading Companies & Distributors : 0.26%
W.W. Grainger Incorporated	6,370	2,229,627

Information Technology : 27.72%

Communications Equipment : 0.78%
Cisco Systems Incorporated	186,356	6,690,180

Electronic Equipment, Instruments & Components : 0.55%
Keysight Technologies Incorporated †	20,637	2,164,202
Zebra Technologies Corporation Class A †	9,089	2,578,004
		4,742,206

IT Services : 4.21%
Accenture plc Class A	26,173	5,677,185
Amdocs Limited	33,360	1,880,837
Cognizant Technology Solutions Corporation Class A	11,429	816,259
International Business Machines Corporation	19,063	2,128,575
MasterCard Incorporated Class A	20,922	6,038,926
PayPal Holdings Incorporated †	38,464	7,159,304
Visa Incorporated Class A	68,630	12,470,757
		36,171,843

Semiconductors & Semiconductor Equipment : 5.57%
Applied Materials Incorporated	71,475	4,233,464
Broadcom Incorporated	22,440	7,845,697
Intel Corporation	166,773	7,384,708
Lam Research Corporation	14,409	4,929,031
Micron Technology Incorporated †	68,468	3,446,679
NVIDIA Corporation	19,200	9,626,112
Qorvo Incorporated †	9,858	1,255,515
QUALCOMM Incorporated	74,600	9,202,656
		47,923,862

Software : 9.77%
Adobe Incorporated †	14,611	6,532,578
Cadence Design Systems Incorporated †	38,343	4,193,574
Fortinet Incorporated †	24,771	2,733,975
Intuit Incorporated	17,340	5,456,551
Microsoft Corporation	261,162	52,877,470
Oracle Corporation	108,393	6,081,931
Salesforce.com Incorporated †	15,481	3,595,772
VMware Incorporated Class A †«	19,866	2,557,350
		84,029,201

Technology Hardware, Storage & Peripherals : 6.84%
Apple Incorporated	520,263	56,635,830

Portfolio of investments — October 31, 2020 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
HP Incorporated	120,526	$2,164,647
		58,800,477

Materials : 2.50%

Chemicals : 0.77%
Eastman Chemical Company	23,367	1,888,988
FMC Corporation	13,635	1,400,860
LyondellBasell Industries NV Class A	49,239	3,370,410
		6,660,258

Containers & Packaging : 0.39%
WestRock Company	88,181	3,311,197

Metals & Mining : 1.34%
Newmont Corporation	43,501	2,733,603
Nucor Corporation	78,799	3,763,440
Reliance Steel & Aluminum Company	46,053	5,019,316
		11,516,359

Real Estate : 2.58%

Equity REITs : 2.58%
American Tower Corporation	17,451	4,007,622
Crown Castle International Corporation	7,934	1,239,291
CyrusOne Incorporated	59,442	4,223,354
Equinix Incorporated	3,265	2,387,499
Essex Property Trust Incorporated	7,419	1,517,853
Prologis Incorporated	69,475	6,891,920
SBA Communications Corporation	6,444	1,871,144
		22,138,683

Utilities : 2.49%

Electric Utilities : 0.93%
Eversource Energy	19,342	1,687,976
NRG Energy Incorporated	118,846	3,757,911
The Southern Company	44,360	2,548,482
		7,994,369

Independent Power & Renewable Electricity Producers : 0.66%
AES Corporation	217,900	4,249,050
Vistra Corporation	84,692	1,471,100
		5,720,150

Multi-Utilities : 0.90%
Dominion Energy Incorporated	36,359	2,921,082
Sempra Energy	38,369	4,809,935
		7,731,017

Total Common Stocks (Cost $537,837,110)		849,422,309

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2020 (unaudited)

	Yield	Shares	Value
Short-Term Investments : 1.58%

Investment Companies : 1.58%
Securities Lending Cash Investments LLC (l)(r)(u)	0.12%	2,106,750	$2,106,750
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.03	11,451,901	11,451,901

Total Short-Term Investments (Cost $13,558,651)			13,558,651

Total investments in securities (Cost $551,395,761)	100.37%		862,980,960
Other assets and liabilities, net	(0.37)		(3,202,070)

Total net assets	100.00%		$859,778,890

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	47	12-18-2020	$8,043,345	$7,672,045	$0	$(371,300)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$7,138,045	$(5,031,295)	$0	$0	$2,106,750		2,106,750	$368	#
Wells Fargo Government Money Market Fund Select Class	15,915,451	42,514,379	(46,977,929)	0	0	11,451,901		11,451,901	2,342

				$0	$0	$13,558,651	1.58%		$2,710

#	Amount shown represents income before fees and rebates.

Wells Fargo Disciplined U.S. Core Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$89,991,896	$0	$0	$89,991,896
Consumer discretionary	104,608,817	0	0	104,608,817
Consumer staples	56,697,470	0	0	56,697,470
Energy	17,222,971	0	0	17,222,971
Financials	84,961,230	0	0	84,961,230
Health care	126,318,670	0	0	126,318,670
Industrials	66,191,453	0	0	66,191,453
Information technology	238,357,769	0	0	238,357,769
Materials	21,487,814	0	0	21,487,814
Real estate	22,138,683	0	0	22,138,683
Utilities	21,445,536	0	0	21,445,536
Short-term investments
Investment companies	13,558,651	0	0	13,558,651

Total assets	862,980,960	0	0	862,980,960
Liabilities
Futures contracts	371,300	0	0	371,300

Total liabilities	$371,300	$0	$0	$371,300

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the three months ended October 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Endeavor Select Fund	Portfolio of investments — October 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 97.49%

Communication Services : 11.98%

Entertainment : 2.25%
Netflix Incorporated †	12,700	$6,041,898

Interactive Media & Services : 9.73%
Alphabet Incorporated Class A †	9,557	15,445,163
Alphabet Incorporated Class C †	1,050	1,702,061
Match Group Incorporated †	32,586	3,805,393
Tencent Holdings Limited ADR	68,650	5,240,741

		26,193,358

Consumer Discretionary : 19.88%

Auto Components : 1.43%
Aptiv plc	39,750	3,835,478

Automobiles : 1.37%
Ferrari NV	20,700	3,693,294

Hotels, Restaurants & Leisure : 2.10%
Chipotle Mexican Grill Incorporated †	4,700	5,646,956

Internet & Direct Marketing Retail : 11.87%
Amazon.com Incorporated †	8,258	25,072,527
MercadoLibre Incorporated †	5,650	6,859,383

		31,931,910

Specialty Retail : 3.11%
The Home Depot Incorporated	31,416	8,378,961

Financials : 4.63%

Capital Markets : 4.63%
Intercontinental Exchange Incorporated	70,390	6,644,816
S&P Global Incorporated	18,041	5,822,372

		12,467,188

Health Care : 14.37%

Biotechnology : 1.81%
Exact Sciences Corporation †	39,300	4,866,519

Health Care Equipment & Supplies : 6.72%
Alcon Incorporated †	79,450	4,515,938
DexCom Incorporated †	10,950	3,499,401
Edwards Lifesciences Corporation †	54,350	3,896,352
Intuitive Surgical Incorporated †	9,250	6,170,490

		18,082,181

Health Care Providers & Services : 3.69%
UnitedHealth Group Incorporated	32,547	9,931,392

Pharmaceuticals : 2.15%
Merck & Company Incorporated	76,950	5,787,410

1

Portfolio of investments — October 31, 2020 (unaudited)	Wells Fargo Endeavor Select Fund

		Shares	Value
Industrials : 6.76%

Air Freight & Logistics : 1.93%
United Parcel Service Incorporated Class B		33,100	$5,200,341

Commercial Services & Supplies : 2.44%
Waste Connections Incorporated		66,140	6,569,025

Road & Rail : 2.39%
Union Pacific Corporation		36,200	6,414,278

Information Technology : 32.82%

Communications Equipment : 1.57%
Motorola Solutions Incorporated		26,700	4,220,202

IT Services : 13.51%
Fiserv Incorporated †		53,894	5,145,260
Global Payments Incorporated		35,743	5,638,101
MongoDB Incorporated Class A †		19,900	4,546,550
PayPal Holdings Incorporated †		52,300	9,734,599
Visa Incorporated Class A		62,128	11,289,279

			36,353,789

Software : 17.74%
Atlassian Corporation plc Class A †		29,000	5,556,980
Autodesk Incorporated †		22,900	5,393,866
Microsoft Corporation		119,981	24,292,553
ServiceNow Incorporated †		19,780	9,841,935
Unity Software Incorporated †«		28,116	2,667,646

			47,752,980

Materials : 5.13%

Chemicals : 5.13%
Air Products & Chemicals Incorporated		20,700	5,718,168
The Sherwin-Williams Company		11,750	8,083,765

			13,801,933

Real Estate : 1.92%

Equity REITs : 1.92%
SBA Communications Corporation		17,800	5,168,586

Total Common Stocks (Cost $123,184,757)			262,337,679

	Yield
Short-Term Investments : 3.26%

Investment Companies : 3.26%
Securities Lending Cash Investments LLC (l)(r)(u)	0.12%	2,970,375	2,970,375
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.03	5,789,972	5,789,972

Total Short-Term Investments (Cost $8,760,347)			8,760,347

2

Wells Fargo Endeavor Select Fund	Portfolio of investments — October 31, 2020 (unaudited)

		Value
Total investments in securities (Cost $131,945,104)	100.75%	$271,098,026
Other assets and liabilities, net	(0.75)	(2,017,301)

Total net assets	100.00%	$269,080,725

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR        American depositary receipt

REIT        Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$10,652,735	$(7,682,360)	$0	$0	$2,970,375		2,970,375	$126	#
Wells Fargo Government Money Market Fund Select Class	12,402,416	14,783,079	(21,395,523)	0	0	5,789,972		5,789,972	574

				$0	$0	$8,760,347	3.26%		$700

#	Amount shown represents income before fees and rebates.

Wells Fargo Endeavor Select Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$32,235,256	$0	$0	$32,235,256
Consumer discretionary	53,486,599	0	0	53,486,599
Financials	12,467,188	0	0	12,467,188
Health care	38,667,502	0	0	38,667,502
Industrials	18,183,644	0	0	18,183,644
Information technology	88,326,971	0	0	88,326,971
Materials	13,801,933	0	0	13,801,933
Real estates	5,168,586	0	0	5,168,586
Short-term investments
Investment companies	8,760,347	0	0	8,760,347

Total assets	$271,098,026	$0	$0	$271,098,026

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended October 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Growth Fund	Portfolio of investments — October 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 99.70%

Communication Services : 14.41%

Entertainment : 1.24%
Roku Incorporated †	258,300	$52,279,916
Spotify Technology SA †	44,900	10,771,061

		63,050,977

Interactive Media & Services : 12.45%
Alphabet Incorporated Class A †	143,455	231,839,060
Alphabet Incorporated Class C †	13,190	21,381,122
Facebook Incorporated Class A †	779,100	204,989,001
Pinterest Incorporated Class A †	2,668,576	157,312,555
ZoomInfo Technologies Incorporated Class A †«	535,332	20,337,263

		635,859,001

Media : 0.72%

Cardlytics Incorporated †	500,870	36,974,223

Consumer Discretionary : 14.47%

Diversified Consumer Services : 1.38%
Bright Horizons Family Solutions Incorporated †	108,280	17,113,654
Chegg Incorporated †	464,172	34,088,792
Grand Canyon Education Incorporated †	248,350	19,463,190

		70,665,636

Hotels, Restaurants & Leisure : 0.46%

Chipotle Mexican Grill Incorporated †	19,550	23,488,934

Internet & Direct Marketing Retail : 10.04%
Amazon.com Incorporated †	156,850	476,220,128
Etsy Incorporated †	136,900	16,645,671
Fiverr International Limited †«	137,100	20,074,182

		512,939,981

Specialty Retail : 2.59%
Burlington Stores Incorporated †	282,360	54,659,249
CarMax Incorporated †	341,890	29,552,972
Five Below Incorporated †	301,159	40,156,541
The Home Depot Incorporated	28,780	7,675,914

		132,044,676

Consumer Staples : 0.39%

Personal Products : 0.39%

The Estee Lauder Companies Incorporated Class A	91,040	19,997,846

Financials : 5.14%

Capital Markets : 4.55%
Assetmark Financial Holdings †	977,534	20,674,844
MarketAxess Holdings Incorporated	307,621	165,761,576
Tradeweb Markets Incorporated Class A	846,087	46,094,820

		232,531,240

1

Portfolio of investments — October 31, 2020 (unaudited)	Wells Fargo Growth Fund

	Shares	Value

Insurance : 0.59%
Lemonade Incorporated †«	392,453	$19,736,461
Root Incorporated Class A †	436,258	10,457,104

		30,193,565

Health Care : 13.39%

Biotechnology : 3.05%
Biohaven Pharmaceutical Holding Company Limited †	630,740	48,857,120
Emergent BioSolutions Incorporated †	168,080	15,122,158
Natera Incorporated †	1,326,685	89,232,833
Seagen Incorporated †	13,900	2,318,520

		155,530,631

Health Care Equipment & Supplies : 5.46%
Boston Scientific Corporation †	1,477,236	50,624,878
DexCom Incorporated †	76,570	24,470,241
Edwards Lifesciences Corporation †	778,390	55,802,779
Insulet Corporation †	178,900	39,760,525
Intuitive Surgical Incorporated †	15,650	10,439,802
iRhythm Technologies Incorporated †	108,455	22,932,810
Novocure Limited †	614,620	75,045,102

		279,076,137

Health Care Technology : 1.61%
Veeva Systems Incorporated Class A †	305,050	82,378,753

Life Sciences Tools & Services : 1.84%
Adaptive Biotechnologies Corporation †	650,537	29,976,745
Bio-Techne Corporation	36,790	9,286,164
Repligen Corporation †	327,320	54,521,692

		93,784,601

Pharmaceuticals : 1.43%
Horizon Therapeutics plc †	87,700	6,571,361
MyoKardia Incorporated †	166,130	37,135,039
Pacira Pharmaceuticals Incorporated †	253,280	13,246,544
Zoetis Incorporated	101,210	16,046,846

		72,999,790

Industrials : 8.22%

Building Products : 0.17%
The AZEK Company Incorporated †	256,729	8,585,018

Commercial Services & Supplies : 3.32%
Casella Waste Systems Incorporated Class A †	632,814	34,165,628
Copart Incorporated †	766,950	84,640,602
Waste Connections Incorporated	512,395	50,891,071

		169,697,301

Electrical Equipment : 0.56%
Bloom Energy Corporation Class A †«	965,700	12,206,448
Generac Holdings Incorporated †	51,000	10,717,650
Plug Power Incorporated †	396,700	5,553,800

		28,477,898

2

Wells Fargo Growth Fund	Portfolio of investments — October 31, 2020 (unaudited)

	Shares	Value
Professional Services : 1.00%
CoStar Group Incorporated †	62,110	$51,154,417

Road & Rail : 3.17%
CSX Corporation	648,956	51,228,587
Norfolk Southern Corporation	317,960	66,491,795
Union Pacific Corporation	251,200	44,510,128

		162,230,510

Information Technology : 42.19%

IT Services : 13.18%
Global Payments Incorporated	436,740	68,891,368
MasterCard Incorporated Class A	513,980	148,355,187
MongoDB Incorporated †	245,320	56,048,260
PayPal Holdings Incorporated †	765,290	142,443,428
Shopify Incorporated Class A †	2,900	2,683,747
Snowflake Incorporated Class A †	71,085	17,772,672
Switch Incorporated Class A	3,011,425	42,340,636
Twilio Incorporated Class A †	367,509	102,523,986
Visa Incorporated Class A	506,450	92,027,030

		673,086,314

Semiconductors & Semiconductor Equipment : 4.54%
Allegro Microsystems Incorporated †	379,852	6,951,292
Microchip Technology Incorporated	934,830	98,231,936
Monolithic Power Systems Incorporated	308,070	98,459,172
Texas Instruments Incorporated	196,180	28,365,666

		232,008,066

Software : 20.75%
Anaplan Incorporated †	67,609	3,742,158
Atlassian Corporation plc Class A †	78,900	15,118,818
Cloudflare Incorporated Class A †	425,192	22,097,228
Dynatrace Incorporated †	2,105,582	74,348,100
Envestnet Incorporated †	1,580,370	121,277,594
Everbridge Incorporated †	687,340	71,957,625
HubSpot Incorporated †	130,840	37,952,759
Jamf Holding Corporation †	744,009	24,254,693
Microsoft Corporation	1,532,530	310,291,349
Q2 Holdings Incorporated †	395,100	36,048,924
Rapid7 Incorporated †	700,200	43,363,386
RingCentral Incorporated Class A †	98,200	25,368,988
Salesforce.com Incorporated †	108,755	25,260,524
ServiceNow Incorporated †	79,360	39,487,155
Splunk Incorporated †	438,790	86,897,972
Sumo Logic Incorporated †«	193,082	3,336,457
The Trade Desk Incorporated Class A †	69,720	39,492,894
Unity Software Incorporated †«	89,994	8,538,631
Vertex Incorporated Class A †	1,066,835	25,860,080
Zendesk Incorporated †	410,200	45,507,588

		1,060,202,923

Technology Hardware, Storage & Peripherals : 3.72%
Apple Incorporated	1,746,510	190,125,079

3

Portfolio of investments — October 31, 2020 (unaudited)	Wells Fargo Growth Fund

		Shares	Value
Materials : 1.49%

Chemicals : 1.49%
Air Products & Chemicals Incorporated		83,170	$22,974,881
Linde plc		242,080	53,339,907

			76,314,788

Total Common Stocks (Cost $2,109,974,736)			5,093,398,305

	Yield

Short-Term Investments : 1.40%

Investment Companies : 1.40%
Securities Lending Cash Investments LLC (l)(r)(u)	0.12%	50,086,385	50,086,385
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.03	21,598,390	21,598,390

Total Short-Term Investments (Cost $71,684,775)			71,684,775

Total investments in securities (Cost $2,181,659,511)	101.10%		5,165,083,080
Other assets and liabilities, net	(1.10)		(56,286,318)

Total net assets	100.00%		$5,108,796,762

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$500	$171,898,510	$(121,812,625)	$0	$0	$50,086,385		50,086,385	$12,271	#
Wells Fargo Government Money Market Fund Select Class	4,136,432	186,039,537	(168,577,579)	0	0	21,598,390		21,598,390	1,641

				$0	$0	$71,684,775	1.40%		$13,912

# Amount shown represents income before fees and rebates

Wells Fargo Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$735,884,201	$0	$0	$735,884,201
Consumer discretionary	739,139,227	0	0	739,139,227

Consumer staples	19,997,846	0	0	19,997,846
Financials	262,724,805	0	0	262,724,805
Health care	683,769,912	0	0	683,769,912
Industrials	420,145,144	0	0	420,145,144
Information technology	2,155,422,382	0	0	2,155,422,382
Materials	76,314,788	0	0	76,314,788
Short-term investments
Investment companies	71,684,775	0	0	71,684,775

Total assets	$5,165,083,080	$0	$0	$5,165,083,080

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended October 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Large Cap Core Fund	Portfolio of investments — October 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 98.87%

Communication Services : 7.93%

Diversified Telecommunication Services : 1.42%
AT&T Incorporated	240,345	$6,494,122

Entertainment : 1.89%
Activision Blizzard Incorporated	113,976	8,631,402

Interactive Media & Services : 3.24%
Alphabet Incorporated Class C †	9,115	14,775,506

Media : 1.38%
Discovery Incorporated Class A †	311,045	6,295,551

Consumer Discretionary : 12.84%

Auto Components : 1.58%
Lear Corporation	59,623	7,203,055

Household Durables : 1.88%
Pulte Group Incorporated	210,573	8,582,955

Internet & Direct Marketing Retail : 2.80%
Amazon.com Incorporated †	4,209	12,779,155

Multiline Retail : 4.01%
Dollar General Corporation	44,449	9,276,951
Target Corporation	59,393	9,040,802

		18,317,753

Specialty Retail : 2.57%
The Home Depot Incorporated	43,987	11,731,773

Consumer Staples : 4.86%

Food & Staples Retailing : 4.86%
Costco Wholesale Corporation	29,196	10,441,074
Walmart Incorporated	84,810	11,767,388

		22,208,462

Energy : 1.85%

Oil, Gas & Consumable Fuels : 1.85%
Chevron Corporation	41,221	2,864,860
ConocoPhillips	92,314	2,642,027
Marathon Petroleum Corporation	100,072	2,952,124

		8,459,011

Financials : 11.37%

Banks : 3.86%
Citizens Financial Group Incorporated	316,187	8,616,096
JPMorgan Chase & Company	91,876	9,007,523

		17,623,619

Capital Markets : 6.15%
BlackRock Incorporated	18,282	10,954,755
Evercore Partners Incorporated Class A	105,900	8,423,286
The Goldman Sachs Group Incorporated	46,018	8,699,243

		28,077,284

1

Portfolio of investments — October 31, 2020 (unaudited)	Wells Fargo Large Cap Core Fund

	Shares	Value
Insurance : 1.36%
The Allstate Corporation	70,210	$6,231,138

Health Care : 17.99%

Biotechnology : 6.92%
AbbVie Incorporated	71,027	6,044,398
Amgen Incorporated	35,691	7,742,806
Regeneron Pharmaceuticals Incorporated †	15,932	8,659,998
United Therapeutics Corporation †	68,161	9,149,251

		31,596,453

Health Care Equipment & Supplies : 4.26%
Hill-Rom Holdings Incorporated	100,874	9,186,595
Hologic Incorporated †	149,208	10,268,495

		19,455,090

Health Care Providers & Services : 3.48%
Anthem Incorporated	31,920	8,707,776
CVS Health Corporation	128,435	7,203,919

		15,911,695

Pharmaceuticals : 3.33%
Bristol-Myers Squibb Company	133,479	7,801,848
Johnson & Johnson	54,064	7,412,715

		15,214,563

Industrials : 8.87%

Aerospace & Defense : 1.96%
Lockheed Martin Corporation	25,552	8,946,522

Construction & Engineering : 1.58%
EMCOR Group Incorporated	106,314	7,249,552

Machinery : 3.49%
Allison Transmission Holdings Incorporated	169,970	6,144,416
Cummins Incorporated	44,524	9,790,382

		15,934,798

Road & Rail : 1.84%
J.B. Hunt Transport Services Incorporated	68,938	8,392,512

Information Technology : 27.31%

Electronic Equipment, Instruments & Components : 4.28%
CDW Corporation of Delaware	79,189	9,708,571
Zebra Technologies Corporation Class A †	34,736	9,852,519

		19,561,090

IT Services : 3.37%
Leidos Holdings Incorporated	83,895	6,963,285
MasterCard Incorporated Class A	29,166	8,418,474

		15,381,759

2

Wells Fargo Large Cap Core Fund	Portfolio of investments — October 31, 2020 (unaudited)

Semiconductors & Semiconductor Equipment : 3.46%
Intel Corporation			154,421	6,837,762
Qorvo Incorporated †			70,383	8,963,979

				15,801,741

			Shares	Value
Software : 10.04%
Fortinet Incorporated †			61,536	$6,791,728
Intuit Incorporated			30,966	9,744,381
Microsoft Corporation			116,553	23,598,486
VMware Incorporated Class A †«			44,443	5,721,147

				45,855,742

Technology Hardware, Storage & Peripherals : 6.16%
Apple Incorporated			258,179	28,105,366

Materials : 3.98%

Metals & Mining : 3.98%
Newmont Corporation			145,992	9,174,137
Reliance Steel & Aluminum Company			82,603	9,002,901

				18,177,038

Real Estate : 1.87%

Equity REITs : 1.87%
Prologis Incorporated			86,141	8,545,187

Total Common Stocks (Cost $362,063,885)				451,539,894

		Yield
Short-Term Investments : 1.82%

Investment Companies : 1.82%
Securities Lending Cash Investments LLC (l)(r)(u)		0.12%	5,618,000	5,618,000
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.03	2,687,437	2,687,437

Total Short-Term Investments (Cost $8,305,437)				8,305,437

Total investments in securities (Cost $370,369,322)	100.69%			459,845,331
Other assets and liabilities, net	(0.69)			(3,147,071)

Total net assets	100.00%			$456,698,260

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT    Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$28,617,985	$(22,999,985)	$0	$0	$5,618,000		$5,618,000	$1,120	#
Wells Fargo Government Money Market Fund Select Class	4,601,813	24,860,226	(26,774,602)	0	0	2,687,437		2,687,437	512

				$0	$0	$8,305,437	1.82%		$1,632

#	Amount shown represents income before fees and rebates.

Wells Fargo Large Cap Core Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$36,196,581	$0	$0	$36,196,581
Consumer discretionary	58,614,691	0	0	58,614,691
Consumer staples	22,208,462	0	0	22,208,462
Energy	8,459,011	0	0	8,459,011
Financials	51,932,041	0	0	51,932,041
Health care	82,177,801	0	0	82,177,801
Industrials	40,523,384	0	0	40,523,384
Information technology	124,705,698	0	0	124,705,698
Materials	18,177,038	0	0	18,177,038
Real estate	8,545,187	0	0	8,545,187
Short-term investments
Investment companies	8,305,437	0	0	8,305,437

Total assets	$459,845,331	$0	$0	$459,845,331

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended October 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Large Cap Growth Fund	Portfolio of investments — October 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 99.90%

Communication Services : 11.69%

Entertainment : 1.43%
Activision Blizzard Incorporated	145,825	$11,043,327
Netflix Incorporated †	4,825	2,295,446
Spotify Technology †	6,600	1,583,274

		14,922,047

Interactive Media & Services : 10.26%
Alphabet Incorporated Class A †	24,680	39,885,595
Alphabet Incorporated Class C †	7,060	11,444,331
Facebook Incorporated Class A †	212,625	55,943,764

		107,273,690

Consumer Discretionary : 15.85%

Hotels, Restaurants & Leisure : 1.29%
Chipotle Mexican Grill Incorporated †	11,230	13,492,620

Internet & Direct Marketing Retail : 10.04%
Amazon.com Incorporated †	34,560	104,929,344

Specialty Retail : 3.51%
Burlington Stores Incorporated †	68,880	13,333,790
CarMax Incorporated †	60,595	5,237,832
The Home Depot Incorporated	41,125	10,968,449
The TJX Companies Incorporated	140,915	7,158,482

		36,698,553

Textiles, Apparel & Luxury Goods : 1.01%
Nike Incorporated Class B	88,045	10,572,444

Consumer Staples : 0.86%

Beverages : 0.48%
The Coca-Cola Company	103,310	4,965,079

Personal Products : 0.38%
The Estee Lauder Companies Incorporated Class A	18,220	4,002,205

Financials : 3.80%

Capital Markets : 3.80%
MarketAxess Holdings Incorporated	69,750	37,584,788
MSCI Incorporated	6,100	2,134,024

		39,718,812

Health Care : 10.78%

Biotechnology : 0.99%
Regeneron Pharmaceuticals Incorporated †	13,125	7,134,225
Seagen Incorporated †	19,500	3,252,600

		10,386,825

Health Care Equipment & Supplies : 6.45%
Abbott Laboratories	151,140	15,886,325

1

Portfolio of investments — October 31, 2020 (unaudited)	Wells Fargo Large Cap Growth Fund

	Shares	Value
Health Care Equipment & Supplies (continued)
Boston Scientific Corporation †	367,259	$12,585,966
Edwards Lifesciences Corporation †	252,165	18,077,709
Intuitive Surgical Incorporated †	16,200	10,806,696
Stryker Corporation	50,045	10,109,590

		67,466,286

Health Care Technology : 0.93%
Veeva Systems Incorporated Class A †	35,995	9,720,450

Life Sciences Tools & Services : 0.64%
Agilent Technologies Incorporated	65,440	6,680,770

Pharmaceuticals : 1.77%
Horizon Therapeutics plc †	36,300	2,719,959
Zoetis Incorporated	99,650	15,799,508

		18,519,467

Industrials : 8.70%

Air Freight & Logistics : 1.09%
FedEx Corporation	14,500	3,762,315
United Parcel Service Incorporated Class B	48,700	7,651,257

		11,413,572

Commercial Services & Supplies : 2.40%
Copart Incorporated †	105,595	11,653,464
Waste Connections Incorporated	135,845	13,492,125

		25,145,589

Professional Services : 0.69%
CoStar Group Incorporated †	8,715	7,177,761

Road & Rail : 4.52%
CSX Corporation	181,635	14,338,267
Norfolk Southern Corporation	90,545	18,934,770
Union Pacific Corporation	78,930	13,985,607

		47,258,644

Information Technology : 43.90%

IT Services : 16.51%
Fidelity National Information Services Incorporated	202,648	25,247,914
Global Payments Incorporated	70,715	11,154,584
MasterCard Incorporated Class A	143,050	41,289,952
PayPal Holdings Incorporated †	257,610	47,948,949
Shopify Incorporated Class A †	900	832,887
Snowflake Incorporated Class A †	14,945	3,736,549
Square Incorporated Class A †	20,300	3,144,064
Twilio Incorporated Class A †	37,540	10,472,534
Visa Incorporated Class A	158,475	28,796,492

		172,623,925

Semiconductors & Semiconductor Equipment : 4.93%
Microchip Technology Incorporated	209,980	22,064,698
NVIDIA Corporation	37,990	19,046,666

2

Wells Fargo Large Cap Growth Fund	Portfolio of investments — October 31, 2020 (unaudited)

			Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Incorporated			72,095	$10,424,216

				51,535,580

Software : 17.22%
Adobe Incorporated †			18,355	8,206,521
Atlassian Corporation plc Class A †			37,500	7,185,750
Dynatrace Incorporated †			94,600	3,340,326
Microsoft Corporation			466,050	94,361,144
Salesforce.com Incorporated †			51,480	11,957,260
ServiceNow Incorporated †			44,915	22,348,357
Splunk Incorporated †			138,720	27,472,109
Workday Incorporated Class A †			24,900	5,231,988

				180,103,455

Technology Hardware, Storage & Peripherals : 5.24%
Apple Incorporated			503,520	54,813,187

Materials : 4.32%

Chemicals : 4.32%
Air Products & Chemicals Incorporated			65,210	18,013,610
Ecolab Incorporated			55,085	10,113,055
Linde plc			77,420	17,058,721

				45,185,386

Total Common Stocks (Cost $465,435,811)				1,044,605,691

		Yield
Short-Term Investments : 0.22%

Investment Companies : 0.22%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.03%	2,290,858	2,290,858

Total Short-Term Investments (Cost $2,290,858)				2,290,858

Total investments in securities (Cost $467,726,669)	100.12%			1,046,896,549
Other assets and liabilities, net	(0.12)			(1,275,730)

Total net assets	100.00%			$1,045,620,819

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	$0	$10,479,825	($10,479,825)	$0	$0	$0		0	$104	#
Wells Fargo Government Money Market Fund Select Class	2,815,713	35,294,768	(35,819,623)	0	0	2,290,858		2,290,858	470

				$0	$0	$2,290,858	0.22%		$574

*	No longer held at the end of the period
#	Amount shown represents income before fees and rebates.

Wells Fargo Large Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$122,195,737	$0	$0	$122,195,737
Consumer discretionary	165,692,961	0	0	165,692,961

Consumer staples	8,967,284	0	0	8,967,284
Financials	39,718,812	0	0	39,718,812
Health care	112,773,798	0	0	112,773,798
Industrials	90,995,566	0	0	90,995,566
Information technology	459,076,147	0	0	459,076,147
Materials	45,185,386	0	0	45,185,386
Short-term investments
Investment companies	2,290,858	0	0	2,290,858

Total assets	$1,046,896,549	$0	$0	$1,046,896,549

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended October 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Large Company Value Fund	Portfolio of investments — October 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 98.54%

Communication Services : 11.51%

Diversified Telecommunication Services : 3.53%
AT&T Incorporated	65,374	$1,766,405
Verizon Communications Incorporated	84,925	4,839,876

		6,606,281

Interactive Media & Services : 5.42%
Alphabet Incorporated Class A †	1,856	2,999,500
Alphabet Incorporated Class C †	2,794	4,529,102
Facebook Incorporated Class A †	1,279	336,518
Pinterest Incorporated Class A †	38,327	2,259,377
Twitter Incorporated †	737	30,482

		10,154,979

Media : 2.56%
Comcast Corporation Class A	113,713	4,803,237

Consumer Discretionary : 8.16%

Auto Components : 0.03%
Gentex Corporation	2,297	63,558

Automobiles : 0.91%
Tesla Motors Incorporated †	4,372	1,696,511

Diversified Consumer Services : 1.73%
Rent-A-Center Incorporated	104,738	3,236,404

Hotels, Restaurants & Leisure : 0.34%
Texas Roadhouse Incorporated	9,119	638,604

Household Durables : 2.33%
Garmin Limited	41,871	4,355,421

Specialty Retail : 1.10%
Ross Stores Incorporated	17,643	1,502,654
The TJX Companies Incorporated	11,135	565,658

		2,068,312

Textiles, Apparel & Luxury Goods : 1.72%
Lululemon Athletica Incorporated †	10,113	3,228,980

Consumer Staples : 10.41%

Beverages : 1.53%
PepsiCo Incorporated	21,515	2,867,734

Food & Staples Retailing : 4.24%
Costco Wholesale Corporation	14,875	5,319,598
Sysco Corporation	4,428	244,913
Walmart Incorporated	17,166	2,381,783

		7,946,294

Food Products : 1.87%
Beyond Meat Incorporated †	10,841	1,544,084
Freshpet Incorporated †	487	55,762

1

Portfolio of investments — October 31, 2020 (unaudited)	Wells Fargo Large Company Value Fund

	Shares	Value
Food Products (continued)
Hormel Foods Corporation	21,145	$1,029,550
Mondelez International Incorporated Class A	16,413	871,859

		3,501,255

Household Products : 0.46%
The Procter & Gamble Company	6,258	857,972

Personal Products : 2.31%
The Estee Lauder Companies Incorporated Class A	19,744	4,336,967

Energy : 3.85%

Oil, Gas & Consumable Fuels : 3.85%
Antero Midstream Corporation	119,093	682,403
Cabot Oil & Gas Corporation	20,134	358,184
Chevron Corporation	70,488	4,898,916
Exxon Mobil Corporation	39,006	1,272,376

		7,211,879

Financials : 15.43%

Banks : 6.52%
Citigroup Incorporated	1,250	51,775
First Financial Bankshares Incorporated	50,907	1,517,538
JPMorgan Chase & Company	66,805	6,549,562
US Bancorp	105,144	4,095,359

		12,214,234

Capital Markets : 2.82%
BlackRock Incorporated	1,522	911,998
Morningstar Incorporated	9,014	1,716,085
S&P Global Incorporated	8,203	2,647,354

		5,275,437

Diversified Financial Services : 3.20%
Berkshire Hathaway Incorporated Class B †	14,583	2,944,308
Cannae Holdings Incorporated †	82,503	3,050,961

		5,995,269

Insurance : 1.09%
Assured Guaranty Limited	12,226	312,130
eHealth Incorporated †	5,027	337,362
Marsh & McLennan Companies Incorporated	13,520	1,398,779

		2,048,271

Thrifts & Mortgage Finance : 1.80%
Essent Group Limited	3,595	143,261
Mr. Cooper Group Incorporated †	42,057	886,562
PennyMac Financial Services Incorporated	46,253	2,350,577

		3,380,400

Health Care : 18.44%

Biotechnology : 2.02%
Denali Therapeutics Incorporated †	19,804	847,215

2

Wells Fargo Large Company Value Fund	Portfolio of investments — October 31, 2020 (unaudited)

	Shares	Value
Biotechnology (continued)
Exact Sciences Corporation †	23,677	$2,931,923

		3,779,138

Health Care Equipment & Supplies : 2.09%
Abbott Laboratories	2,047	215,160
Medtronic plc	8,345	839,257
Novocure Limited †	8,701	1,062,392
Stryker Corporation	8,930	1,803,949

		3,920,758

Health Care Providers & Services : 3.74%
CVS Health Corporation	59,415	3,332,587
UnitedHealth Group Incorporated	12,051	3,677,242

		7,009,829

Life Sciences Tools & Services : 3.54%
Agilent Technologies Incorporated	29,873	3,049,735
Thermo Fisher Scientific Incorporated	7,569	3,581,045

		6,630,780

Pharmaceuticals : 7.05%
Johnson & Johnson	50,211	6,884,430
Merck & Company Incorporated	9,653	726,002
Pfizer Incorporated	157,690	5,594,841

		13,205,273

Industrials : 11.26%

Aerospace & Defense : 0.57%
Lockheed Martin Corporation	3,071	1,075,249

Air Freight & Logistics : 0.23%
XPO Logistics Incorporated †	4,703	423,270

Commercial Services & Supplies : 0.57%
McGrath RentCorp	18,713	1,068,138

Construction & Engineering : 1.34%
WillScot Mobile Mini Holdings Corporation †	134,648	2,501,760

Machinery : 2.34%
Deere & Company	4,605	1,040,316
Donaldson Company Incorporated	31,455	1,494,113
Evoqua Water Technologies Company †	80,629	1,848,823

		4,383,252

Professional Services : 2.82%
CoStar Group Incorporated †	4,494	3,701,303
Robert Half International Incorporated	14,785	749,452
TransUnion	10,520	838,023

		5,288,778

Road & Rail : 1.89%
CSX Corporation	38,656	3,051,505

3

Portfolio of investments — October 31, 2020 (unaudited)	Wells Fargo Large Company Value Fund

	Shares	Value
Road & Rail (continued)
Lyft Incorporated Class A †	2,191	$50,021
Uber Technologies Incorporated †	13,013	434,764

		3,536,290

Trading Companies & Distributors : 1.50%
Air Lease Corporation	63,062	1,717,809
Fastenal Company	18,006	778,399
SiteOne Landscape Supply Incorporated †	2,663	318,202

		2,814,410

Information Technology : 9.27%

Communications Equipment : 1.25%
Arista Networks Incorporated †	4,479	935,663
Cisco Systems Incorporated	39,143	1,405,234

		2,340,897

Electronic Equipment, Instruments & Components : 0.67%
CDW Corporation of Delaware	10,299	1,262,657

IT Services : 2.09%
International Business Machines Corporation	10,689	1,193,534
Square Incorporated Class A †	13,871	2,148,340
StoneCo Limited Class A †	11,043	580,199

		3,922,073

Semiconductors & Semiconductor Equipment : 2.76%
Advanced Micro Devices Incorporated †	40,112	3,020,032
Micron Technology Incorporated †	10,134	510,146
NVIDIA Corporation	3,254	1,631,425

		5,161,603

Software : 1.00%
Atlassian Corporation plc Class A †	4,269	818,026
DocuSign Incorporated †	5,204	1,052,509

		1,870,535

Technology Hardware, Storage & Peripherals : 1.50%
Apple Incorporated	25,403	2,765,371
Pure Storage Incorporated Class A †	2,156	34,712

		2,800,083

Materials : 3.62%

Chemicals : 2.73%
Ecolab Incorporated	2,329	427,581
Linde plc	21,283	4,689,496

		5,117,077

Metals & Mining : 0.75%
Freeport-McMoRan Incorporated	80,803	1,401,122

Paper & Forest Products : 0.14%
Louisiana-Pacific Corporation	8,921	254,962

4

Wells Fargo Large Company Value Fund	Portfolio of investments — October 31, 2020 (unaudited)

			Shares	Value
Real Estate : 3.51%

Equity REITs : 1.85%
Invitation Homes Incorporated			11,715	$319,351
Medical Properties Trust Incorporated			106,015	1,889,187
VEREIT Incorporated			202,304	1,254,285

				3,462,823

Real Estate Management & Development : 1.66%
CBRE Group Incorporated Class A †			61,713	3,110,335

Utilities : 3.08%

Electric Utilities : 1.87%
NextEra Energy Incorporated			47,904	3,507,052

Independent Power & Renewable Electricity Producers : 1.21%
Vistra Corporation			130,495	2,266,698

Total Common Stocks (Cost $179,006,643)				184,602,841

		Yield
Short-Term Investments : 1.29%

Investment Companies : 1.29%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.03%	2,403,268	2,403,268

Total Short-Term Investments (Cost $2,403,268)				2,403,268

Total investments in securities (Cost $181,409,911)	99.83%			187,006,109
Other assets and liabilities, net	0.17			327,461

Total net assets	100.00%			$187,333,570

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

5

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
S&P 500 E-Mini Index	19	12-18-2020	$3,227,734	$3,101,465	$0	$(126,269)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net, realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	$0	$5,456,925	$(5,456,925)	$0	$0	$0		0	$93	#
Wells Fargo Government Money Market Fund Select Class	2,774,458	14,760,532	(15,131,722)	0	0	2,403,268		2,403,268	439

				$0	$0	$2,403,268	1.29%		$532

*	No longer held at the end of the period
#	Amount shown represents income before fees and rebates.

Wells Fargo Large Company Value Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$21,564,497	$0	$0	$21,564,497
Consumer discretionary	15,287,790	0	0	15,287,790
Consumer staples	19,510,222	0	0	19,510,222
Energy	7,211,879	0	0	7,211,879
Financials	28,913,611	0	0	28,913,611
Health care	34,545,778	0	0	34,545,778
Industrials	21,091,147	0	0	21,091,147
Information technology	17,357,848	0	0	17,357,848
Materials	6,773,161	0	0	6,773,161
Real estate	6,573,158	0	0	6,573,158
Utilities	5,773,750	0	0	5,773,750
Short-term investments
Investment companies	2,403,268	0	0	2,403,268

Total assets	$187,006,109	$0	$0	$187,006,109
Liabilities
Futures contracts	$126,269	$0	$0	$126,269

Total liabilities	$126,269	$0	$0	$126,269

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of October 31, 2020, the Fund had segregated $425,000 as cash collateral for these open futures contracts.

For the three months ended October 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — October 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 99.33%
Communication Services : 10.67%

Diversified Telecommunication Services : 1.10%
Verizon Communications Incorporated	10,488	$597,711

Entertainment : 7.27%
Activision Blizzard Incorporated	9,469	717,087
Electronic Arts Incorporated †	4,776	572,308
Lions Gate Entertainment Class A †	4,123	27,623
Netflix Incorporated †	976	464,322
Spotify Technology †	2,624	629,471
Take-Two Interactive Software Incorporated †	4,586	710,463
The Madison Square Garden Company Class A	1,754	248,437
World Wrestling Entertainment Incorporated Class A	1,301	47,304
Zynga Incorporated Class A †	57,379	515,837

		3,932,852

Interactive Media & Services : 1.21%
Facebook Incorporated Class A †	2,488	654,618

Media : 0.98%
Discovery Incorporated Class C †	5,751	105,358
John Wiley & Sons Incorporated Class A	4,672	144,645
The New York Times Company Class A	7,050	279,603

		529,606

Wireless Telecommunication Services : 0.11%
United States Cellular Corporation †	2,119	61,705

Consumer Discretionary : 11.05%

Distributors : 1.35%
Pool Corporation	2,091	731,495

Diversified Consumer Services : 1.78%
Chegg Incorporated †	6,163	452,611
Grand Canyon Education Incorporated †	6,491	508,700

		961,311

Hotels, Restaurants & Leisure : 1.80%
Chipotle Mexican Grill Incorporated †	235	282,348
Domino’s Pizza Incorporated	1,828	691,569

		973,917

Household Durables : 0.92%
Garmin Limited	4,816	500,960

Internet & Direct Marketing Retail : 1.42%
Amazon.com Incorporated †	213	646,700
Etsy Incorporated †	1,003	121,955

		768,655

Multiline Retail : 1.12%
Ollie’s Bargain Outlet Holdings Incorporated †	6,946	604,927

Textiles, Apparel & Luxury Goods : 2.66%
Lululemon Athletica Incorporated †	2,175	694,456
Nike Incorporated Class B	6,217	746,537

		1,440,993

1

Portfolio of investments — October 31, 2020 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund

	Shares	Value
Consumer Staples : 31.61%

Beverages : 4.20%
Boston Beer Company Incorporated Class A †	703	$730,544
Keurig Dr. Pepper Incorporated	12,635	339,882
Monster Beverage Corporation †	3,344	256,050
PepsiCo Incorporated	7,082	943,960

		2,270,436

Food & Staples Retailing : 5.39%
Casey’s General Stores Incorporated	2,259	380,800
Costco Wholesale Corporation	2,867	1,025,297
Sprouts Farmers Market Incorporated †	12,485	237,839
The Kroger Company	22,766	733,293
Walmart Incorporated	3,885	539,044

		2,916,273

Food Products : 14.25%
Beyond Meat Incorporated †	2,689	382,994
Bunge Limited	6,666	378,162
Campbell Soup Company	15,015	700,750
ConAgra Foods Incorporated	2,496	87,585
Flowers Foods Incorporated	27,212	641,659
General Mills Incorporated	16,447	972,347
Hain Celestial Group Incorporated †	3,831	117,803
Hormel Foods Corporation	19,730	960,654
Kellogg Company	8,562	538,464
McCormick & Company Incorporated	4,246	766,445
Mondelez International Incorporated Class A	15,574	827,291
The Hershey Company	6,099	838,369
The J.M. Smucker Company	4,464	500,861

		7,713,384

Household Products : 6.10%
Church & Dwight Company Incorporated	7,674	678,305
Colgate-Palmolive Company	10,727	846,253
Kimberly-Clark Corporation	1,163	154,202
The Clorox Company	3,566	739,054
The Procter & Gamble Company	6,443	883,335

		3,301,149

Personal Products : 1.67%
The Estee Lauder Companies Incorporated Class A	4,124	905,878

Energy : 0.88%

Oil, Gas & Consumable Fuels : 0.88%
Cabot Oil & Gas Corporation	26,743	475,758

Financials : 4.33%

Banks : 0.23%
Commerce Bancshares Incorporated	1,960	122,010

Capital Markets : 2.01%
MarketAxess Holdings Incorporated	1,384	745,768
Tradeweb Markets Incorporated Class A	6,257	340,881

		1,086,649

Insurance : 2.09%
American National Group Incorporated	379	26,075
Erie Indemnity Company Class A	56	13,041
Mercury General Corporation	6,652	270,803

2

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — October 31, 2020 (unaudited)

	Shares	Value
Insurance (continued)
The Progressive Corporation	7,411	$681,071
White Mountains Insurance Group Limited	156	141,699

		1,132,689

Health Care : 14.23%

Biotechnology : 0.60%
Incyte Corporation †	3,732	323,340

Health Care Equipment & Supplies : 4.08%
IDEXX Laboratories Incorporated †	1,568	666,118
Masimo Corporation †	2,810	628,934
Tandem Diabetes Care Incorporated †	491	53,519
West Pharmaceutical Services Incorporated	3,162	860,285

		2,208,856

Health Care Providers & Services : 1.06%
Chemed Corporation	1,197	572,549

Life Sciences Tools & Services : 1.33%
Agilent Technologies Incorporated	2,823	288,200
Mettler-Toledo International Incorporated †	432	431,097

		719,297

Pharmaceuticals : 7.16%
Bristol-Myers Squibb Company	12,092	706,777
Eli Lilly & Company	5,117	667,564
Johnson & Johnson	7,008	960,867
Merck & Company Incorporated	10,731	807,079
Pfizer Incorporated	20,732	735,571

		3,877,858

Industrials : 10.98%

Aerospace & Defense : 0.20%
BWX Technologies Incorporated	2,003	110,185

Air Freight & Logistics : 2.68%
C.H. Robinson Worldwide Incorporated	8,060	712,746
Expeditors International of Washington Incorporated	8,364	739,127

		1,451,873

Commercial Services & Supplies : 1.19%
Rollins Incorporated	11,096	641,904

Industrial Conglomerates : 0.74%
Carlisle Companies Incorporated	3,216	398,366

Machinery : 0.87%
Graco Incorporated	2,788	172,577
The Toro Company	3,666	300,979

		473,556

Professional Services : 1.97%
CoStar Group Incorporated †	1,054	868,085
Robert Half International Incorporated	3,876	196,474

		1,064,559

3

Portfolio of investments — October 31, 2020 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund

	Shares	Value
Road & Rail : 0.87%
Old Dominion Freight Line Incorporated	2,477	$471,546

Trading Companies & Distributors : 2.46%
Fastenal Company	22,333	965,456
Watsco Incorporated	1,642	368,038

		1,333,494

Information Technology : 6.97%

Communications Equipment : 1.21%
Arista Networks Incorporated †	2,602	543,558
F5 Networks Incorporated †	851	113,132

		656,690

Electronic Equipment, Instruments & Components : 0.04%
Amphenol Corporation Class A	182	20,537

IT Services : 1.87%
Booz Allen Hamilton Holding Corporation	5,378	422,173
Jack Henry & Associates Incorporated	3,965	587,811

		1,009,984

Software : 3.85%
DocuSign Incorporated †	2,378	480,951
Dropbox Incorporated Class A †	14,193	259,164
ServiceNow Incorporated †	623	309,986
Zoom Video Communications Incorporated †	1,138	524,516
Zscaler Incorporated †	3,759	510,284

		2,084,901

Materials : 6.45%

Chemicals : 3.39%
Linde plc	3,430	755,766
NewMarket Corporation	72	25,754
The Sherwin-Williams Company	1,536	1,056,737

		1,838,257

Containers & Packaging : 2.12%
AptarGroup Incorporated	6,154	702,110
Ball Corporation	2,269	201,941
Berry Global Group Incorporated †	5,179	241,497

		1,145,548

Metals & Mining : 0.94%
Royal Gold Incorporated	4,274	507,794

Real Estate : 0.41%

Equity REITs : 0.41%
Americold Realty Trust	6,171	223,575

Utilities : 1.75%

Electric Utilities : 1.40%
Hawaiian Electric Industries Incorporated	8,736	288,637
NextEra Energy Incorporated	6,408	469,130

		757,767

4

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — October 31, 2020 (unaudited)

			Shares	Value
Independent Power & Renewable Electricity Producers : 0.28%
Vistra Corporation			8,865	$153,985

Multi-Utilities : 0.07%
MDU Resources Group Incorporated			1,474	35,022

Total Common Stocks (Cost $48,786,002)				53,764,419

		Yield
Short-Term Investments : 0.68%

Investment Companies : 0.68%
Wells Fargo Government Money Market Fund Select Class (I)(u)		0.03%	365,083	365,083

Total Short-Term Investments (Cost $365,083)				365,083

Total investments in securities (Cost $49,151,085)	100.01%			54,129,502
Other assets and liabilities, net	(0.01)			(4,141)

Total net assets	100.00%			$54,125,361

†	Non-income-earning security
(I)	The issue of the security is an affiliated person of the fund as defined in the investment company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT    Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$1,214,586	$2,442,122	$(3,291,625)	$0	$0	$365,083	0.68%	365,083	$160

Wells Fargo Low Volatility U.S. Equity Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,776,492	$0	$0	$5,776,492
Consumer discretionary	5,982,258	0	0	5,982,258
Consumer staples	17,107,120	0	0	17,107,120
Energy	475,758	0	0	475,758
Financials	2,341,348	0	0	2,341,348
Health care	7,701,900	0	0	7,701,900
Industrials	5,945,483	0	0	5,945,483
Information technology	3,772,112	0	0	3,772,112
Materials	3,491,599	0	0	3,491,599

Real estate	223,575	0	0	223,575
Utilities	946,774	0	0	946,774
Short-term investments
Investment companies	365,083	0	0	365,083

Total assets	$54,129,502	$0	$0	$54,129,502

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended October 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Omega Growth Fund	Portfolio of investments — October 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 99.44%

Communication Services : 11.61%

Entertainment : 3.17%
Netflix Incorporated †	39,300	$18,696,582
Spotify Technology †	48,000	11,514,720

		30,211,302

Interactive Media & Services : 8.44%
Alphabet Incorporated Class A †	25,500	41,210,805
Alphabet Incorporated Class C †	2,285	3,704,008
InterActive Corporation †	62,700	7,569,144
Match Group Incorporated †	111,932	13,071,419
Tencent Holdings Limited ADR	193,300	14,756,522

		80,311,898

Consumer Discretionary : 18.47%

Auto Components : 1.17%
Aptiv plc	115,500	11,144,595

Automobiles : 0.77%
Ferrari NV	41,000	7,315,220

Diversified Consumer Services : 1.25%
Bright Horizons Family Solutions Incorporated †	75,257	11,894,369

Hotels, Restaurants & Leisure : 2.37%
Chipotle Mexican Grill Incorporated †	18,800	22,587,824

Internet & Direct Marketing Retail : 10.96%
Amazon.com Incorporated †	27,700	84,101,355
MercadoLibre Incorporated †	16,700	20,274,635

		104,375,990

Specialty Retail : 1.95%
The Home Depot Incorporated	69,400	18,509,674

Financials : 2.68%

Capital Markets : 2.68%
Intercontinental Exchange Incorporated	146,000	13,782,400
MarketAxess Holdings Incorporated	21,700	11,693,045

		25,475,445

Health Care : 17.77%

Biotechnology : 2.14%
Exact Sciences Corporation †	142,300	17,621,009
Sarepta Therapeutics Incorporated †	20,000	2,718,200

		20,339,209

Health Care Equipment & Supplies : 8.37%
ABIOMED Incorporated †	35,100	8,840,988
Alcon Incorporated †	183,300	10,418,772
Align Technology Incorporated †	53,500	22,795,280
DexCom Incorporated †	33,400	10,673,972
Edwards Lifesciences Corporation †	127,200	9,118,968
Intuitive Surgical Incorporated †	26,700	17,811,036

		79,659,016

1

Portfolio of investments — October 31, 2020 (unaudited)	Wells Fargo Omega Growth Fund

	Shares	Value
Health Care Providers & Services : 3.74%
HealthEquity Incorporated †	151,848	$7,818,654
UnitedHealth Group Incorporated	91,200	27,828,768

		35,647,422

Health Care Technology : 1.73%
Veeva Systems Incorporated Class A †	61,100	16,500,055

Pharmaceuticals : 1.79%
Merck & Company Incorporated	226,000	16,997,460

Industrials : 6.27%

Aerospace & Defense : 0.68%
HEICO Corporation	61,900	6,502,595

Air Freight & Logistics : 1.16%
United Parcel Service Incorporated Class B	70,300	11,044,833

Commercial Services & Supplies : 2.83%
Cintas Corporation	37,600	11,827,080
Waste Connections Incorporated	151,922	15,088,893

		26,915,973

Road & Rail : 1.60%
Union Pacific Corporation	86,200	15,273,778

Information Technology : 39.44%

Communications Equipment : 1.28%
Motorola Solutions Incorporated	77,000	12,170,620

Electronic Equipment, Instruments & Components : 1.04%
Zebra Technologies Corporation Class A †	35,100	9,955,764

IT Services : 19.57%
Black Knight Incorporated †	217,600	19,137,920
EPAM Systems Incorporated †	68,741	21,237,532
Euronet Worldwide Incorporated †	83,700	7,435,908
Fiserv Incorporated †	124,540	11,889,834
Global Payments Incorporated	75,449	11,901,325
MongoDB Incorporated †	46,600	10,646,702
PayPal Holdings Incorporated †	139,800	26,020,974
Shopify Incorporated Class A †	12,500	11,567,875
Square Incorporated Class A †	116,300	18,012,544
StoneCo Limited Class A †	169,400	8,900,276
Visa Incorporated Class A	163,404	29,692,141
WEX Incorporated †	77,802	9,845,843

		186,288,874

Software : 17.55%
Atlassian Corporation plc Class A †	61,100	11,707,982
Autodesk Incorporated †	60,200	14,179,508
Cadence Design Systems Incorporated †	136,400	14,918,068
Microsoft Corporation	401,000	81,190,470
ServiceNow Incorporated †	49,100	24,430,687
Unity Software Incorporated «†	100,720	9,556,314
Zoom Video Communications Incorporated †	24,200	11,154,020

		167,137,049

Materials : 1.75%

Chemicals : 1.75%
The Sherwin-Williams Company	24,200	16,649,116

2

Wells Fargo Omega Growth Fund	Portfolio of investments — October 31, 2020 (unaudited)

			Shares	Value
Real Estate : 1.45%

Equity REITs : 1.45%
SBA Communications Corporation			47,700	$13,850,649

Total Common Stocks (Cost $458,713,824)				946,758,730

		Yield
Short-Term Investments : 2.13%

Investment Companies : 2.13%
Securities Lending Cash Investments LLC (l)(r)(u)		0.12%	10,702,250	10,702,250
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.03	9,572,334	9,572,334

Total Short-Term Investments (Cost $20,274,584)				20,274,584

Total investments in securities (Cost $478,988,408)	101.57%			967,033,314

Other assets and liabilities, net	(1.57)			(14,951,709)

Total net assets	100.00%			$952,081,605

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR American depositary receipt

REIT Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Shares proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$29,422,770	$(18,720,520)	$0	$0	$10,702,250		10,702,250	$358	#
Wells Fargo Government Money Market Fund Select Class	6,153,039	38,050,580	(34,631,285)	0	0	9,572,334		9,572,334	904

				$0	$0	$20,274,584	2.13%		$1,262

#	Amount shown represents income before fees and rebates.

Wells Fargo Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:
Common stocks
Communication services	$110,523,200	$0	$0	$110,523,200
Consumer discretionary	175,827,672	0	0	175,827,672
Financials	25,475,445	0	0	25,475,445
Health care	169,143,162	0	0	169,143,162
Industrials	59,737,179	0	0	59,737,179
Information technology	375,552,307	0	0	375,552,307
Materials	16,649,116	0	0	16,649,116
Real estate	13,850,649	0	0	13,850,649
Short-term investments
Investment companies	20,274,584	0	0	20,274,584

Total assets	$967,033,314	$0	$0	$967,033,314

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended October 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — October 31, 2020 (unaudited)

	Shares	Value
Common Stocks : 99.92%

Communication Services : 14.53%

Entertainment : 2.34%
Activision Blizzard Incorporated	346,500	$26,240,445
Roku Incorporated †	143,795	29,104,108
Spotify Technology †	50,300	12,066,467

		67,411,020

Interactive Media & Services : 12.19%
Alphabet Incorporated Class A †	74,420	120,270,906
Alphabet Incorporated Class C †	19,033	30,852,683
Facebook Incorporated Class A †	454,270	119,522,980
Pinterest Incorporated Class A †	995,105	58,661,440
Twitter Incorporated †	228,300	9,442,488
ZoomInfo Technologies Incorporated «†	328,123	12,465,393

		351,215,890

Consumer Discretionary : 17.57%

Hotels, Restaurants & Leisure : 1.63%
Chipotle Mexican Grill Incorporated †	17,230	20,701,500
Domino’s Pizza Incorporated	69,710	26,372,687

		47,074,187

Internet & Direct Marketing Retail : 9.62%
Amazon.com Incorporated †	91,290	277,170,134

Multiline Retail : 1.24%
Dollar General Corporation	170,600	35,605,926

Specialty Retail : 2.39%
Burlington Stores Incorporated †	149,725	28,983,766
Five Below Incorporated †	125,020	16,670,167
Floor & Decor Holdings Incorporated Class A †	170,780	12,466,940
Restoration Hardware Incorporated †	32,100	10,760,883

		68,881,756

Textiles, Apparel & Luxury Goods : 2.69%
Deckers Outdoor Corporation †	107,750	27,300,618
lululemon athletica Incorporated †	156,960	50,115,758

		77,416,376

Consumer Staples : 1.19%

Beverages : 1.19%
Boston Beer Company Incorporated Class A †	33,055	34,350,095

Financials : 3.92%

Capital Markets : 3.87%
MarketAxess Holdings Incorporated	147,840	79,663,584
MSCI Incorporated	70,000	24,488,800
Tradeweb Markets Incorporated Class A	134,710	7,339,001

		111,491,385

Insurance : 0.05%
Root Incorporated †	67,362	1,614,667

1

Portfolio of investments — October 31, 2020 (unaudited)	Wells Fargo Premier Large Company Growth Fund

	Shares	Value
Health Care : 14.51%

Biotechnology : 1.35%
Alnylam Pharmaceuticals Incorporated †	143,350	$17,627,750
Mirati Therapeutics Incorporated †	50,120	10,883,057
Seagen Incorporated †	61,900	10,324,920

		38,835,727

Health Care Equipment & Supplies : 5.56%
Abbott Laboratories	388,270	40,811,060
Boston Scientific Corporation †	999,855	34,265,031
DexCom Incorporated †	25,920	8,283,514
Edwards Lifesciences Corporation †	437,290	31,349,320
Insulet Corporation †	157,550	35,015,488
Novocure Limited †	85,165	10,398,647

		160,123,060

Health Care Providers & Services : 1.33%
Amedisys Incorporated †	148,490	38,458,910

Health Care Technology : 1.51%
Veeva Systems Incorporated Class A †	160,855	43,438,893

Life Sciences Tools & Services : 2.03%
Bio-Techne Corporation	76,270	19,251,311
Repligen Corporation †	235,030	39,148,947

		58,400,258

Pharmaceuticals : 2.73%
Horizon Therapeutics plc †	246,799	18,492,649
Zoetis Incorporated	379,788	60,215,387

		78,708,036

Industrials : 9.82%

Air Freight & Logistics : 0.89%
FedEx Corporation	98,765	25,626,555

Building Products : 0.75%
The AZEK Company Incorporated †	643,190	21,508,274

Commercial Services & Supplies : 2.65%
Copart Incorporated †	387,040	42,713,734
Waste Connections Incorporated	338,135	33,583,568

		76,297,302

Electrical Equipment : 1.49%
Generac Holdings Incorporated †	204,830	43,045,025

Industrial Conglomerates : 0.31%
Roper Technologies Incorporated	23,895	8,873,169

Professional Services : 2.18%
CoStar Group Incorporated †	76,200	62,759,082

Road & Rail : 1.55%
CSX Corporation	60,400	4,767,976
Norfolk Southern Corporation	41,775	8,735,988
Union Pacific Corporation	176,750	31,318,333

		44,822,297

2

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — October 31, 2020 (unaudited)

		Shares	Value
Information Technology : 36.91%

IT Services : 10.04%
Fidelity National Information Services Incorporated		190,465	$23,730,034
Global Payments Incorporated		178,290	28,123,465
MasterCard Incorporated Class A		301,170	86,929,709
PayPal Holdings Incorporated †		416,355	77,496,156
Snowflake Incorporated Class A †		68,442	17,111,869
Square Incorporated Class A †		172,248	26,677,770
Visa Incorporated Class A		160,470	29,159,004

			289,228,007

Semiconductors & Semiconductor Equipment : 5.51%
Microchip Technology Incorporated		521,030	54,749,832
Monolithic Power Systems Incorporated		134,385	42,949,446
NXP Semiconductors NV		293,800	39,698,256
Texas Instruments Incorporated		147,180	21,280,756

			158,678,290

Software : 21.15%
Adobe Incorporated †		7,209	3,223,144
Anaplan Incorporated †		342,195	18,940,493
Atlassian Corporation plc Class A †		101,900	19,526,078
Cloudflare Incorporated Class A †		535,655	27,837,990
Dynatrace Incorporated †		1,062,553	37,518,746
Everbridge Incorporated †		213,615	22,363,354
HubSpot Incorporated †		110,172	31,957,592
Microsoft Corporation		1,146,465	232,124,769
RingCentral Incorporated Class A †		117,885	30,454,411
Salesforce.com Incorporated †		213,650	49,624,486
ServiceNow Incorporated †		81,795	40,698,738
Splunk Incorporated †		198,445	39,300,048
Unity Software Incorporated «†		150,254	14,256,100
Zendesk Incorporated †		375,820	41,693,471

			609,519,420

Technology Hardware, Storage & Peripherals : 0.21%
Apple Incorporated		56,240	6,122,286

Materials : 1.47%

Chemicals : 1.47%
Linde plc		192,280	42,366,971

Total Common Stocks (Cost $1,412,107,852)			2,879,042,998

	Yield	Shares
Short-Term Investments : 1.17%

Investment Companies : 1.17%
Securities Lending Cash Investments LLC (l)(r)(u)	0.12%	21,837,000	21,837,000
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.03	11,735,381	11,735,381

Total Short-Term Investments (Cost $33,572,381)			33,572,381

Total investments in securities (Cost $1,445,680,233)	101.09%		2,912,615,379

Other assets and liabilities, net	(1.09)		(31,271,433)

Total net assets	100.00%		$2,881,343,946

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

3

Portfolio of investments — October 31, 2020 (unaudited)	Wells Fargo Premier Large Company Growth Fund

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$93,358,058	$(71,521,058)	$0	$0	$21,837,000		21,837,000	$3,240	#
Wells Fargo Government Money Market Fund Select Class	2,465,488	96,978,364	(87,708,471)	0	0	11,735,381		11,735,381	$622

				$0	$0	$33,572,381	1.17%	33,572,381	$3,862

#	Amount shown represents income before fees and rebates.

Wells Fargo Premier Large Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$418,626,910	$0	$0	$418,626,910
Consumer discretionary	506,148,379	0	0	506,148,379
Consumer staples	34,350,095	0	0	34,350,095
Financials	113,106,052	0	0	113,106,052
Health care	417,964,884	0	0	417,964,884
Industrials	282,931,704	0	0	282,931,704
Information technology	1,063,548,003	0	0	1,063,548,003
Materials	42,366,971	0	0	42,366,971
Short-term investments
Investment companies	33,572,381	0	0	33,572,381

Total assets	$2,912,615,379	$0	$0	$2,912,615,379

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended October 31, 2020, the Fund did not have any transfers into/out of Level 3.